Intangible assets (Tables)	12 Months Ended
Dec. 31, 2022
Intangible Assets [Abstract]
Schedule of Detailed Information About Intangible Assets

	December 31, 2022	December 31, 2021
Intellectual property acquired from UTC	$—	$74
ERP management reporting software system	2,714	3,631
Intellectual property acquired from Ballard Motive Solutions (notes 7 and 27)	2,500	17,083
	$5,214	$20,788
12. Intangible assets (cont'd):
Schedule of Reconciliation of Changes in Intangible Assets

		Accumulated	Net carrying
	Cost	amortization	amount
At January 1, 2021	$59,855	$56,091	$3,764
Acquisition of intangible assets	17,279	—	17,279
Additions to intangible assets	1,543	—	1,543
Amortization expense	—	1,798	(1,798)
At December 31, 2021	78,677	57,889	20,788
Additions to intangible assets	550	—	550
Amortization expense	—	3,107	(3,107)
Impairment on intangible assets (note 27)	—	13,017	(13,017)
At December 31, 2022	$79,227	$74,013	$5,214